NORTHERN LIGHTS VARIABLE TRUST

April 20, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-

7Twelve Balanced Portfolio

BTS Tactical Fixed Income VIT Fund

Changing Parameters Portfolio

Power Income VIT Fund

Probabilities VIT Fund

TOPS ® Conservative ETF Portfolio

TOPS ® Balanced ETF Portfolio

TOPS ® Moderate Growth ETF Portfolio

TOPS ® Growth ETF Portfolio

TOPS ® Aggressive Growth ETF Portfolio

TOPS ® Managed Risk Balanced ETF Portfolio

TOPS ® Managed Risk Moderate Growth ETF Portfolio

TOPS ® Managed Risk Growth ETF Portfolio

TOPS ® Managed Risk Flex ETF Portfolio

Post-Effective Amendment No. 191,192,193,194,195,196 and 197 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf 7Twelve Balanced Portfolio, BTS Tactical Fixed Income VIT Fund

Changing Parameters Portfolio, Power Income VIT Fund, Probabilities VIT Fund, TOPS ® Conservative ETF Portfolio, TOPS ® Balanced ETF Portfolio, TOPS ® Moderate Growth ETF Portfolio, TOPS ® Growth ETF Portfolio, TOPS ® Aggressive Growth ETF Portfolio, TOPS ® Managed Risk Balanced ETF Portfolio, TOPS ® Managed Risk Moderate Growth ETF Portfolio

TOPS ® Managed Risk Growth ETF Portfolio, TOPS ® Managed Risk Flex ETF Portfolio pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
7Twelve Balanced Portfolio	191	0001580642-17-002434	April 18, 2017
BTS Tactical Fixed Income VIT Fund	192	0001580642-17-002436	April 18, 2017
Changing Parameters Portfolio	193	0001580642-17-002437	April 18, 2017
Power Income VIT Fund	194	0001580642-17-002438	April 18, 2017
Probabilities VIT Fund	195	0001580642-17-002449	April 19, 2017
TOPS ® Conservative ETF Portfolio	196	0001580642-17-002454	April 19, 2017
TOPS ® Balanced ETF Portfolio	196	0001580642-17-002454	April 19, 2017
TOPS ® Moderate Growth ETF Portfolio	196	0001580642-17-002454	April 19, 2017
TOPS ® Growth ETF Portfolio	196	0001580642-17-002454	April 19, 2017
TOPS ® Aggressive Growth ETF Portfolio	196	0001580642-17-002454	April 19, 2017
TOPS ® Managed Risk Balanced ETF Portfolio	196	0001580642-17-002454	April 19, 2017
TOPS ® Managed Risk Moderate Growth ETF Portfolio	196	0001580642-17-002454	April 19, 2017
TOPS ® Managed Risk Growth ETF Portfolio	196	0001580642-17-002454	April 19, 2017
TOPS ® Managed Risk Flex ETF Portfolio	197	0001580642-17-002455	April 19, 2017

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Stephanie Shearer at (631) 470-2633.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary